Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities
Profit for the year		$ 867,871		$ 630,045		$ 1,662,132
Adjustments for:
Depreciation and amortization		631,051		661,112		589,299
Income tax accruals less payments		66,561		(208,805)		(154,366)
Equity in earnings of non-consolidated companies		(57,555)		(60,967)		(102,772)
Interest accruals less payments		6,991		3,405		(13,014)
ICMS provision recovery, net of reversal of related asset		(186,010)		0		0
Changes in provisions		623		(1,544)		(7,659)
Changes in working capital	[1]	352,795		572,684		(228,577)
Net foreign exchange results and others		78,919		51,689		(5,778)
Net cash provided by operating activities		1,761,246		1,647,619		1,739,265
Cash flows from investing activities
Capital expenditures		(560,013)		(1,052,252)		(520,250)
Recovery/(Loans) to non-consolidated companies		0		24,480
Recovery/(Loans) to non-consolidated companies						(24,480)
(Increase)/Decrease in other investments		(600,884)		(163,800)		86,857
Proceeds from the sale of property, plant and equipment		1,044		788		861
Acquisition of non-controlling interest		(17,014)		(5,790)		0
Net cash used in investing activities		(1,176,867)		(1,196,574)		(457,012)
Cash flows from financing activities
Dividends paid in cash to company’s shareholders		0		(235,569)		(215,938)
Dividends paid in cash to non-controlling interests		0		(28,530)		(20,940)
Finance lease payments		(42,144)		(38,569)		(7,565)
Proceeds from borrowings		245,668		1,529,766		1,188,731
Repayments of borrowings		(709,778)		(1,377,605)		(2,266,560)
Net cash used in financing activities		(506,254)		(150,507)		(1,322,272)
Increase (Decrease) in cash and cash equivalents		78,125		300,538		(40,019)
Movement in cash and cash equivalents
Beginning of period		519,965	[2]	250,541	[2]	337,779
Effect of exchange rate changes and inflation adjustment		(60,208)		(31,114)		(47,219)
End of period	[2]	537,882		519,965		250,541
Non-cash transactions:
Acquisition of PP&E under lease contract agreements		6,101		21,963		73,828
Non-cash items impacting working capital		(18,000)		(70,000)		(74,500)
Restricted cash		54		69		2,216
Other deposits with maturity of more than three months		$ 813,527		$ 212,271		$ 44,529

[1]	The working capital is impacted by non-cash movement of $ (18.0) million as of December 31, 2020 ($(70.0) million and $(74.5) million as of December 31, 2019 and 2018, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.
[2]	It includes restricted cash of $54, $69 and $2,216 as of December 31, 2020, 2019 and 2018, respectively. In addition, the Company had other investments with a maturity of more than three months for $813,527, $212,271 and $44,529 as of December 31, 2020, 2019 and 2018, respectively.